UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               -----------------
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Socratic Fund Management, L.P.
Address:   101 JFK Parkway
           Short Hills, New Jersey 07078

Form 13F File Number: 28-
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jonathan W. Gibson
Title:      Managing Member of the reporting manager's General Partner
Phone:      (973) 921-4700

Signature, Place, and Date of Signing:

/s/ JONATHAN W. GIBSON        Short Hills, New Jersey       2/14/06
----------------------        -----------------------       -------
     [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:            N/A
[If there are no entries in this list, omit this section.]

      Form 13F File Number                      Name

      28-
         ----------------------                 --------------------------
         [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------

Form 13F Information Table Entry Total:   20
                                          -----------

Form 13F Information Table Value Total:   165,588
                                          -----------
                                          (thousands)

List of Other Included Managers:          N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number          Name

                  28-
      ------         ----------------           ----------------------
      [Repeat as necessary.]

COLUMN 1                                            COLUMN 2          COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6
                                                                                                         SHARES
                                                    TITLE OF                        VALUE X              (SH)       INVESTMENT
NAME OF ISSUER                                      CLASS               CUSIP        $1000        SHARES PUT/CALL   DESCRETION
--------------                                      -----               -----        -----        ------ --------   ----------
APACHE CORP.                  CMN                   COM              037411 10 5    5,482.00      80,000 SH            SOLE
CANADIAN NATURAL RESOURCES    CMN                   COM              136385 10 1   12,673.00     255,400 SH            SOLE
CONOCOPHILLIPS                CMN                   COM              20825c 10 4    4,073.00      70,000 SH            SOLE
CYPRESS SEMICONDUCTOR CORP    CMN                   COM              232806 10 9   17,528.00   1,230,000 SH            SOLE
DEVON ENERGY CORPORATION (NEW)CMN                   COM NEW          25179M 10 3   11,163.00     178,500 SH            SOLE
DIAMOND OFFSHORE DRILLING INC CMN                   COM              25271C 10 2    5,217.00      75,000 SH            SOLE
DISTRIBUTED ENERGY SYSTMS CORPCMN                   COM              25475V 10 4      114.00      15,000 SH            SOLE
ENI S.P.A SPON ADR            SPONSOREDADR CMN      SPONSORED ADR    26874R 10 8    4,742.00      34,000 SH            SOLE
ENSCO INTERNATIONAL INC       CMN                   COM              26874Q 10 0    7,673.00     173,000 SH            SOLE
EVERGREEN SOLAR INC           CMN                   COM              30033R 10 8   20,501.00   1,925,000 SH            SOLE
GLOBAL INDS LTD               CMN                   COM              379336 10 0    4,540.00     400,033 SH            SOLE
INTERNATIONAL COAL GROUP INC. CMN                   COM              45928H 10 6    9,291.00     978,000 SH            SOLE
NEWPARK RES INC                                     COM              651718 50 4    4,578.00     600,000 SH            SOLE
PLAINS EXPL & PROD CO LP      CMN                   COM              726505 10 0    9,726.00     244,800 SH            SOLE
PLUG POWER INC.               CMN                   COM              72919P 10 3      328.00      63,969 SH            SOLE
SASOL LTD SPONS ADR           SPONSOREDADR CMN      SPONSORED ADR    803866 30 0   12,278.00     344,500 SH            SOLE
SUNCOR ENERGY INC             CMN                   COM              867229 10 6   11,796.00     186,859 SH            SOLE
TODCO                         CMN  CLASSA           CL A             88889T 10 7   22,646.00     595,000 SH            SOLE
CALL/CY(CYCW)          @      17.5  EXP03/18/2006   CALL             232806 90 9      399.00      14,500 Call          SOLE
CALL/THE(THECI)        @      45    EXP03/18/2006   CALL             88889T 90 7      840.00       7,000 Call          SOLE

COLUMN 1                                            COLUMN 7         COLUMN 8

                                                     OTHER       VOTING AUTHORITY
NAME OF ISSUER                                      MANAGERS   SOLE   SHARED   NONE
--------------                                      --------   ----   ------   ----
                                                      N/A

APACHE CORP.                  CMN                                X
CANADIAN NATURAL RESOURCES    CMN                                X
CONOCOPHILLIPS                CMN                                X
CYPRESS SEMICONDUCTOR CORP    CMN                                X
DEVON ENERGY CORPORATION (NEW)CMN                                X
DIAMOND OFFSHORE DRILLING INC CMN                                X
DISTRIBUTED ENERGY SYSTMS CORPCMN                                X
ENI S.P.A SPON ADR            SPONSOREDADR CMN                   X
ENSCO INTERNATIONAL INC       CMN                                X
EVERGREEN SOLAR INC           CMN                                X
GLOBAL INDS LTD               CMN                                X
INTERNATIONAL COAL GROUP INC. CMN                                X
NEWPARK RES INC                                                  X
PLAINS EXPL & PROD CO LP      CMN                                X
PLUG POWER INC.               CMN                                X
SASOL LTD SPONS ADR           SPONSOREDADR CMN                   X
SUNCOR ENERGY INC             CMN                                X
TODCO                         CMN  CLASSA                        X
CALL/CY(CYCW)          @      17.5  EXP03/18/2006                                X
CALL/THE(THECI)        @      45    EXP03/18/2006                                X